Financial instruments - Schedule of Outstanding Interest Rate Derivatives (Parenthetical) (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Derivative [Line Items]
Effective date	Mar. 02, 2017
Ending date	Mar. 02, 2027
Swaps [Member]
Derivative [Line Items]
Derivative, notional amount	106,800,000
Derivative, fixed interest rate	5.26%
Interest rate swaps [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.26%
Effective date	Feb. 28, 2014
Ending date	Feb. 26, 2021
Derivative, fixed interest rate	1.183%
Interest rate swaps [Member] | Swaps [Member]
Derivative [Line Items]
Derivative, notional amount	200,000,000
Fixed per annum rate swapped for LIBOR	0.50%